Convertible bonds (Details Narrative) ¥ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended				6 Months Ended
	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2020	Jan. 31, 2020 CNY (¥) ¥ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares
Short-Term Debt [Line Items]
Issuance cost net					$ 2,343
Convertible Bonds [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 4,656		$ 78						¥ 30.0	¥ 0.5
Debt instrument interest rate stated percentage	1.20%		0.02%						1.20%	0.02%
Proceeds from issuance of debt	$ 4,734	¥ 30.5	$ 4,734	¥ 30.5
Issuance cost net
Debt instrument, maturity date	Jun. 30, 2020	Jun. 30, 2020	Sep. 23, 2020	Sep. 23, 2020
Converted into ordinary shares | shares	462,852	462,852	10,419	10,419
Debt instrument convertible conversion price | ¥ / shares									¥ 64.82	¥ 47.99
Debt instrument principal amounts					4,203		$ 4,346
Unpaid interest of convertible debt					4,791		$ 4,414
Debt instrument accrued interest					$ 525	$ 526
Convertible Bonds [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	8.00%		8.00%						8.00%	8.00%
Convertible Bonds [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	24.00%							24.00%	24.00%